As filed with the Securities and Exchange
Commission on October 21, 2011
1933 Act File No. 33-32246
1940 Act File No. 811-05968

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 37
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 41
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999

THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MA 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of October, 2011.

JOHN HANCOCK MUNICIPAL SECURITIES TRUST
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein	President and	October 21, 2011
Keith F. Hartstein	Chief Executive Officer

/s/ Charles A. Rizzo	Chief Financial Officer (Principal Financial	October 21, 2011
Charles A. Rizzo	Officer and Principal Accounting Officer)

/s/ James F. Carlin* James F. Carlin	Trustee	October 21, 2011

/s/ William H. Cunningham* William H. Cunningham	Trustee	October 21, 2011

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	October 21, 2011

/s/ Charles L. Ladner* Charles L. Ladner	Trustee	October 21, 2011

/s/ Stanley Martin* Stanley Martin	Trustee	October 21, 2011

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	October 21, 2011

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	October 21, 2011

/s/ John A. Moore* John A. Moore	Trustee	October 21, 2011

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	October 21, 2011

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	October 21, 2011

/s/ John G. Vrysen*	Trustee	October 21, 2011
John G. Vrysen

* By: Power of Attorney

By:	/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas	October 21, 2011
Attorney-in-Fact

*	Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 36 on September 26, 2011

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document